Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Parenthetical) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014 MEMP [Member]	Sep. 30, 2014 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member] MEMP [Member]	Dec. 31, 2012 Restricted Stock [Member] MEMP [Member]	Sep. 30, 2014 Minimum [Member] MEMP [Member]	Dec. 31, 2013 Minimum [Member] Restricted Stock [Member] MEMP [Member]	Dec. 31, 2012 Minimum [Member] Restricted Stock [Member] MEMP [Member]	Sep. 30, 2014 Maximum [Member] MEMP [Member]	Dec. 31, 2013 Maximum [Member] Restricted Stock [Member] MEMP [Member]	Dec. 31, 2012 Maximum [Member] Restricted Stock [Member] MEMP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate grant date fair value	$ 15.3	$ 20.3	$ 9.9	$ 5.2
Aggregate grant date fair value, market price		$ 19.00
Aggregate grant date fair value, market price range					$ 21.99	$ 18.33	$ 17.14	$ 23.40	$ 20.35	$ 18.58